Revenue from contracts with customers - Revenue derived from entities accounting for more than 10 of revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue from contracts with customers
Revenue from contracts with customers	£ 666,514	£ 661,755	£ 648,401
Customer A
Revenue from contracts with customers
Revenue from contracts with customers	141,095	161,098	178,118
Customer B
Revenue from contracts with customers
Revenue from contracts with customers	£ 87,877	£ 90,051	£ 76,169